Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 21,116	€ 19,632	€ 12,556
Share-based payment	22,279	24,469	20,726
Subtotal	43,395	44,101	33,282
Post-employment benefits	(269)	1,033	(1,429)
thereof defined-benefit	(711)	673	(1,433)
thereof defined-contribution	441	360	4
Termination benefits	21,615		9,600
Total	€ 64,741	€ 45,134	€ 41,453